TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2018	Mar. 16, 2007	Dec. 31, 2021 CNY (¥)	Jun. 30, 2019	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2021 USD ($)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Corporate Income Tax Rate					25.00%	25.00%	25.00%
Operating Loss Carryforwards			¥ 572,481
Deferred tax assets increase decrease in valuation allowance						¥ 90,925	¥ 55,221
Income tax rate percentage on the first two million of taxable income					8.25%
Income tax rate percentage on the taxable income above two lakhs					16.50%
Taxable income subject to income tax at a lower rate | $					$ 2
Deferred tax assets, net			17,497			59,455				$ 2,746
Deferred tax liabilities, net			2,572			¥ 1,832				$ 404
Zheijang Jishang E-Commerce Limited [Member]
Preferential Tax Rate					15.00%	25.00%
Withholding Tax [Member]
Deferred income tax liabilities			0			¥ 0
State Administration of Taxation, China [Member]
Corporate Income Tax Rate		25.00%			25.00%
Preferential Tax Rate	15.00%
Validity Of Preferential Tax Rate					3 years
Percentage Admissible On Research And Development Costs					175.00%				150.00%
Additional Percentage Admissible On Research And Development Costs					75.00%				50.00%
State Administration of Taxation, China [Member] | Zheijang Jishang E-Commerce Limited [Member]
Preferential Tax Rate				15.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Corporate Income Tax Rate					25.00%
State Administration of Taxation, China [Member] | Zhejiang Jishang Preferred ECommerce Co LtdMember [Member]
Preferential Tax Rate								15.00%
State Administration of Taxation, China [Member] | Zhejiang Jishang Preferred ECommerce Co LtdMember [Member] | Tax Year 2021 [Member]
Taxable income subject to income tax at a lower rate			15
State Administration of Taxation, China [Member] | Zhejiang Jishang Preferred ECommerce Co LtdMember [Member] | Tax Year 2023 [Member]
Taxable income subject to income tax at a lower rate			15
State Administration of Taxation, China [Member] | Other Entities [Member]
Corporate Income Tax Rate					25.00%
CHINA
Operating Loss Carryforwards			¥ 572,481
Outside China [Member]
Dividend distribution tax rate					10.00%
HONG KONG
Dividend distribution tax rate					5.00%
Dividend distribution tax rate description					Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend.
Ownership percent			25.00%							25.00%
Agricultural Products [Member] | CHINA
Value added tax rate											9.00%
Other Products [Member] | CHINA
Value added tax rate											13.00%	16.00%	17.00%
Logistics Services [Member] | CHINA
Value added tax rate											9.00%	10.00%	11.00%